Income Tax (Tables) - CIK 001836707 SBEA Merger Sub LLC	12 Months Ended
Dec. 31, 2021
Schedule of net deferred tax assets

December 31,
2021
Deferred tax asset
Organizational costs/Startup expenses	$259,120
Capitalized costs related to merger	—
Federal net operating loss	26,786
Total deferred tax asset	285,906
Valuation allowance	(285,906)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision

December 31,
2021
Federal
Current	$—
Deferred	285,906

State
Current	—
Deferred	—
Change in valuation allowance	(285,906)
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the company's effective tax rate

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	—%
Change in fair value of warrant liability	(7.4)%
Warrant transaction costs	(2.2)%
Business combination expenses	(7.7)%
Change in valuation allowance	(3.7)%
Income tax provision	—%